Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.79%
Argentina — 2.38%
Globant S.A.(a)	17,077	$3,642,866

Canada — 1.82%
Aritzia Inc(a)	35,200	1,692,587
Kinaxis Inc.(a)	9,500	1,093,525
		2,786,112
Hong Kong — 0.78%
Techtronic Industries Co Limited(a)	89,400	1,200,100

Ireland — 1.51%
ICON plc(a)	11,643	2,317,888

Israel — 1.52%
CyberArk Software Ltd.(a)	6,299	2,336,803

Italy — 0.55%
Stevanato Group SpA	37,675	844,297

Mexico — 3.03%
BBB Foods Inc(a)	70,773	2,195,378
Grupo Cementos de Chihuahua, S.A.B. de C.V(a)	265,700	2,454,567
		4,649,945
United Kingdom — 2.34%
Marex Group PLC(a)	61,987	2,212,316
nVent Electric PLC	21,062	1,370,926
		3,583,242
United States — 83.86%
4imprint Group PLC	30,603	2,288,451
Alamo Group, Inc.	8,508	1,578,744
Apollo Global Management, Inc.	8,815	1,507,189
Ares Management Corporation, Class A	16,698	3,309,878
Ashtead Group PLC	28,917	1,902,746
Boot Barn Holdings, Inc.(a)	9,572	1,539,656
Bruker Corporation	28,198	1,639,714
Burlington Stores, Inc.(a)	9,157	2,599,947
Clearwater Analytics Holdings, Inc., Class A(a)	78,594	2,213,207
Cloudflare, Inc., Class A(a)	15,767	2,182,153
Core & Main, Inc., Class A(a)	75,671	4,270,871
Cross Creek LP(a)(b)	700,000	512,201
Crowdstrike Holdings, Inc.(a)	3,465	1,379,313
DexCom, Inc.(a)	18,528	1,608,786
DigitalOcean Holdings, Inc.(a)	37,475	1,554,463
Dynatrace, Inc.(a)	16,887	975,224
Elastic N.V.(a)	23,615	2,658,577
Enerpac Tool Group Corporation	43,734	1,976,340
Ensign Group, Inc. (The)	13,858	1,935,408
FormFactor, Inc.(a)	22,677	908,214
Gentex Corporation	37,823	980,372
Goosehead Insurance, Inc., Class A(a)	21,624	2,317,444
Grocery Outlet Holding Corporation(a)	195,165	3,159,721
Hamilton Lane, Inc., Class A(a)	5,311	845,405
HealthEquity, Inc.(a)	22,559	2,490,965
Herc Holdings, Inc.(a)	12,065	2,460,777
Houlihan Lokey, Inc.	4,388	797,387
	Shares	Fair Value
COMMON STOCKS — 97.79% (continued)
United States — 83.86% (continued)
IDEXX Laboratories, Inc.(a)	7,172	$3,026,943
Installed Building Products, Inc.	6,138	1,220,480
JFrog Ltd.(a)	92,190	3,204,524
KKR & Company, Inc.	12,530	2,093,387
Littelfuse, Inc.	16,296	3,884,315
Loar Holdings, Inc.(a)	9,962	791,780
Lululemon Athletica, Inc.(a)	11,252	4,660,578
Mama’s Creations Incorporated(a)	259,408	1,997,442
Manhattan Associates, Inc.(a)	7,632	1,591,959
MarketAxess Holdings, Inc.	8,711	1,921,908
Marvell Technology, Inc.	9,691	1,093,726
Medpace Holdings, Inc.(a)	5,556	1,939,877
Modine Manufacturing Company(a)	18,293	1,855,825
Monolithic Power Systems, Inc.	5,050	3,218,718
Morningstar, Inc.	2,559	840,990
MSCI, Inc.	1,868	1,114,766
Ollie’s Bargain Outlet Holdings, Inc.(a)	15,730	1,754,052
P10 Inc	85,089	1,162,316
Pennant Group, Inc. (The)(a)	55,344	1,464,956
Perella Weinberg Partners	106,188	2,741,774
Pjt Partners, Inc., Class A	10,553	1,740,928
Primoris Services Corporation	40,387	3,100,510
Quanta Services, Inc.	3,528	1,085,248
Rexford Industrial Realty, Inc.	53,227	2,164,210
Ryan Specialty Group Holdings, Inc.(a)	24,632	1,639,999
Silicon Laboratories, Inc.(a)	20,517	2,781,900
Sitime Corporation(a)	3,756	766,975
Skechers U.S.A., Inc., Class A(a)	31,134	2,345,636
SPS Commerce, Inc.(a)	18,025	3,328,857
Texas Roadhouse, Inc.	10,922	1,977,974
TPG, Inc.	28,457	1,913,733
Tradeweb Markets Inc. Class A	16,671	2,115,550
Trex Company, Inc.(a)	22,811	1,661,325
Upwork, Inc.(a)	74,547	1,174,861
Veritiv Holdings Company	18,919	2,213,901
WW Grainger, Inc.	1,081	1,148,746
Yeti Holdings, Inc.(a)	60,941	2,270,662
Zscaler, Inc.(a)	9,553	1,935,342
		128,539,826
Total Common Stocks (Cost $121,276,360)		149,901,079

PREFERRED STOCKS — 0.41%
United States — 0.41%
Gusto Inc. Preferred Series E(a) (b)	20,595	626,088

Total Preferred Stocks
(Cost $625,992)		626,088

Total Investments — 98.20%
(Cost $121,902,352)		150,527,167

Other Assets in Excess of Liabilities — 1.80%		2,759,506

NET ASSETS — 100.00%		$153,286,673

(a)	Non-income producing security.

(b)	As a result of the use of significant unobservable inputs to determine fair value, this investment has been classified as Level 3 assets.

Grandeur Peak U.S. Stalwarts Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

Sector Composition (January 31, 2025)
Technology	28.6%
Industrials	18.4%
Financials	15.9%
Consumer Discretionary	14.4%
Health Care	9.7%
Consumer Staples	4.5%
Materials	2.7%
Communications	2.3%
Real Estate	1.4%
Listed Private Equity Investments	0.3%
Other Assets in Excess of Liabilities	1.8%
Total	100%

Industry Composition (January 31, 2025)
Application Software	10.8%
Industrial Wholesale & Rental	5.7%
Semiconductor Devices	5.1%
It Services	4.9%
Mass Merchants	4.6%
Electrical Components	4.3%
Specialty Apparel Stores	3.9%
Electronics Components	3.9%
Specialty & Generic Pharma	3.3%
Comml & Res Bldg Equipment & Sys	2.5%
Institutional Brokerage	2.2%
Infrastructure Software	2.2%
Health Care Services	2.0%
Investment Management	2.0%
Semiconductor Mfg	1.9%
Life Science & Diagnostics	1.9%
Insurance Brokers & Services	1.9%
Food & Drug Stores	1.9%
Medical Equipment	1.9%
Fabricated Metal & Hardware	1.8%
Wealth Management	1.7%
Data & Transaction Processors	1.7%
Private Equity	1.5%
Flow Control Equipment	1.4%
Infrastructure Construction	1.3%
Food & Beverage Wholesalers	1.3%
Other Financial Services	1.3%
Information Services	1.2%
Apparel, Footwear & Acc Design	1.1%
Specialty Chemicals	1.1%
Cement & Aggregates	1.0%
Professional Services	1.0%
Health Care Facilities	1.0%
Industrial Owners & Developers	1.0%
Other Industries (each less than 1%)	12.7%
Other Assets in Excess of Liabilities	1.0%
Total	100%